IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

December 6, 2011

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Ivy Funds Variable Insurance Portfolios (Registrant)
File Nos. 811-5017 and 33-11466/CIK #810016

On behalf of the Registrant, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information, contained in the Registrant’s Prospectus dated April 29, 2011, and as supplemented November 16, 2011, and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended. The purpose of this filing is to submit the data in XBRL format for the Registrant.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-1923.

Very truly yours,

/s/ Kristen A. Richards

Kristen A. Richards

Vice President, Associate General Counsel

and Assistant Secretary